Goodwill (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Indefinite-Lived Intangible Assets [Line Items]
GoodWill				¥ 21,155,897
Goodwillfrom Shenzhen Bowei Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	[1]			9,729,086
Goodwillfrom Shenzhen Tianyuemeng Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	[2]			¥ 11,426,811

[1]	On July 1, 2020, Shenzhen Mengyun entered into acquisition agreement to acquire 100% equity interests of Shenzhen Bowei, a provider of holographic PCBA solutions. The transaction consummated on July 1, 2020. According to the agreement, acquisition consideration is RMB 20,000,000 (approximately USD 3.1 million) to acquire the 100% equity interests of Shenzhen Bowei. Acquired amortizable intangible assets includes customer relationship, software, and non-compete agreements. Approximately RMB 9.7 million (USD 1.5 million) of goodwill arising from the acquisition is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. According to the evaluation report from King Kee, the Fair Value of Shenzhen Bowei is RMB 5,300,000, while the carrying value of RMB 15,259,000, so the goodwill shall be fully impaired.
[2]	On October 1, 2020, Shenzhen Mengyun entered into acquisition agreement to acquire 100% equity interests of Shenzhen Tianyuemeng, an entity focused on holographic advertising services. The transaction consummated on October 1, 2020. According to the agreement, acquisition consideration is RMB 30,000,000 (approximately USD 4.6 million) to acquire the 100% equity interests of Shenzhen Tianyuemeng. Acquired amortizable intangible assets includes customer relationship, software, and non-compete agreements. Approximately RMB 11.4 million (USD 1.8 million) of goodwill arising from the acquisition is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.